Inventories	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Inventories
10. Inventories
Inventories consist of the following:

	Yen in millions
	March 31,
	2024	2025
Products	2,796,831	2,875,405
Work in process	496,471	486,552
Raw materials	1,117,950	1,013,621
Supplies and other	194,116	222,654

Total	4,605,368	4,598,232